Share Capital (Share Trusts) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Purchases by Share Trusts [Abstract]
Amount of purchase	$ 50	$ 28	$ 105
Share Settlements by Share Trusts [Abstract]
Amount of settlement	$ 65	$ 54	$ 38
Share Units Plan [Member]
Share Purchases by Share Trusts [Abstract]
Number of common shares (in shares)	0.1	0.0	0.5
Weighted-average price per share (in dollars per share)	$ 173.49	$ 0	$ 170.85
Amount of purchase	$ 20	$ 0	$ 81
Share Settlements by Share Trusts [Abstract]
Number of common shares (in shares)	0.3	0.3	0.2
Weighted-average price per share (in dollars per share)	$ 127.87	$ 122.08	$ 88.23
Amount of settlement	$ 37	$ 31	$ 15
Employee Share Investment Plan [Member]
Share Purchases by Share Trusts [Abstract]
Number of common shares (in shares)	0.2	0.2	0.2
Weighted-average price per share (in dollars per share)	$ 163.11	$ 156.89	$ 155.53
Amount of purchase	$ 30	$ 28	$ 24
Share Settlements by Share Trusts [Abstract]
Number of common shares (in shares)	0.2	0.2	0.2
Weighted-average price per share (in dollars per share)	$ 157.51	$ 151.32	$ 141.60
Amount of settlement	$ 28	$ 23	$ 23